united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2015
Shares		Value

	COMMON STOCKS (a)(b) - 94.4%
	AEROSPACE/DEFENSE - 4.2%
2,100	Boeing Co.	$ 303,639

	BANKS - 11.1%
13,000	Bank of America Corp.	218,790
7,700	BB&T Corp.	291,137
5,400	Wells Fargo & Co.	293,544
		803,471
	BEVERAGES - 6.6%
6,000	Coca-Cola Co.	257,760
2,000	Diageo PLC	218,140
		475,900
	COMPUTERS - 8.5%
3,000	Apple, Inc.	315,780
2,200	International Business Machines Corp.	302,764
		618,544
	COSMETICS/PERSONAL CARE - 3.8%
3,500	Procter & Gamble Co.	277,935

	ELECTRONICS - 3.6%
2,500	Honeywell International, Inc.	258,925

	HEALTHCARE-PRODUCTS - 7.2%
2,500	Danaher Corp.	232,200
3,800	Medtronic PLC	292,296
		524,496
	INSURANCE - 4.0%
2,200	Berkshire Hathaway, Inc. *	290,488

	MISCELLANEOUS MANUFACTURING - 3.4%
2,700	Illinois Tool Works, Inc.	250,236

	OIL & GAS - 8.1%
3,700	Exxon Mobil Corp.	288,415
6,600	Royal Dutch Shell PLC (ADR)	302,214
		590,629
	OIL & GAS SERVICES - 4.0%
4,200	Schlumberger Ltd	292,950

	PHARMACEUTICALS - 14.7%
3,300	AbbVie, Inc.	195,492
2,700	Johnson & Johnson	277,344
5,500	Merck & Co., Inc.	290,510
9,300	Pfizer, Inc.	300,204
		1,063,550
	RETAIL - 8.4%
4,300	Target Corp.	312,223
3,500	Walgreens Boots Alliance, Inc.	298,043
		610,266

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Shares		Value

	SEMICONDUCTORS - 6.8%
7,000	Intel Corp.	$ 241,150
5,000	QUALCOMM, Inc.	249,925
		491,075

	TOTAL COMMON STOCKS (Cost $6,908,479)	6,852,104

	SHORT-TERM INVESTMENTS - 10.6%
768,097	Fidelity Institutional Money Market Fund, Institutional Class, 0.32% **	768,097
	(Cost $768,097)

	TOTAL INVESTMENTS - 105.0% (Cost $7,676,576)'(c)	$ 7,620,201
	TOTAL CALL OPTIONS WRITTEN - (1.8) % (Premiums Received $151,275)	(130,101)
	LIABILITIES IN EXCESS OF OTHER ASSETS - NET - (3.2) %	(233,826)
	TOTAL NET ASSETS - 100.0%	$ 7,256,274

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN - (1.8) %
33	AbbVie, Inc.	$ 4,686
	Expiration May 2016, Exercise Price $65.00
4	Apple, Inc.	168
	Expiration March 2016, Exercise Price $125.00
26	Apple, Inc.	3,952
	Expiration June 2016, Exercise Price $125.00
90	Bank of America Corp.	1,710
	Expiration March 2016, Exercise Price $19.00
40	Bank of America Corp.	3,560
	Expiration August 2016, Exercise Price $18.00
55	BB&T Corp.	13,833
	Expiration March 2016, Exercise Price $36.00
8	BB&T Corp.	1,140
	Expiration June 2016, Exercise Price $39.00
5	BB&T Corp.	530
	Expiration June 2016, Exercise Price $40.00
7	BB&T Corp.	532
	Expiration June 2016, Exercise Price $41.00
22	Berkshire Hathaway, Inc.	1,012
	Expiration March 2016, Exercise Price $145.00
21	Boeing Co.	6,153
	Expiration March 2016, Exercise Price $150.00
10	Coca-Cola Co.	1,050
	Expiration May 2016, Exercise Price $44.00
50	Coca-Cola Co.	7,550
	Expiration August 2016, Exercise Price $44.00
20	Danaher Corp.	7,100
	Expiration March 2016, Exercise Price $92.50
5	Danaher Corp.	1,500
	Expiration June 2016, Exercise Price $97.50
7	Diageo PLC	1,330
	Expiration April 2016, Exercise Price $115.00
13	Diageo PLC	1,131
	Expiration April 2016, Exercise Price $120.00
7	Exxon Mobil Corp.	420
	Expiration April 2016, Exercise Price $87.50
30	Exxon Mobil Corp.	360
	Expiration April 2016, Exercise Price $95.00

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Contracts***		Value

25	Honeywell International, Inc.	$ 2,600
	Expiration March 2016, Exercise Price $110.00
7	IBM Corp.	115
	Expiration April 2016, Exercise Price $165.00
27	Illinois Tool Works, Inc.	6,075
	Expiration March 2016, Exercise Price $95.00
70	Intel Corp.	14,000
	Expiration March 2016, Exercise Price $34.00
12	Int'l Business Machines Corp.	420
	Expiration April 2016, Exercise Price $160.00
3	Int'l Business Machines Corp.	327
	Expiration July 2016, Exercise Price $160.00
27	Johnson & Johnson	1,836
	Expiration April 2016, Exercise Price $110.00
20	Medtronic PLC	6,800
	Expiration May 2016, Exercise Price $77.50
8	Medtronic PLC	632
	Expiration May 2016, Exercise Price $85.00
10	Medtronic PLC	2,550
	Expiration August 2016, Exercise Price $82.50
7	Merck & Co, Inc.	329
	Expiration April 2016, Exercise Price $57.50
45	Merck & Co, Inc.	810
	Expiration April 2016, Exercise Price $60.00
3	Merck & Co, Inc.	333
	Expiration July 2016, Exercise Price $57.50
5	Pfizer, Inc.	85
	Expiration March 2016, Exercise Price $35.00
15	Pfizer, Inc.	1,215
	Expiration June 2016, Exercise Price $34.00
22	Pfizer, Inc.	1,166
	Expiration June 2016, Exercise Price $35.00
50	Pfizer, Inc.	3,375
	Expiration September 2016, Exercise Price $36.00
35	Procter & Gamble Co.	4,340
	Expiration April 2016, Exercise Price $82.50
50	QUALCOMM, Inc.	5,250
	Expiration April 2016, Exercise Price $55.00
20	Royal Dutch Shell PLC (ADR)	320
	Expiration April 2016, Exercise Price $57.50
6	Royal Dutch Shell PLC (ADR)	906
	Expiration July 2016, Exercise Price $50.00
4	Schlumberger Ltd	356
	Expiration April 2016, Exercise Price $80.00
38	Schlumberger Ltd	4,370
	Expiration August 2016, Exercise Price $85.00
8	Target Corp.	728
	Expiration April 2016, Exercise Price $80.00
35	Target Corp.	4,060
	Expiration July 2016, Exercise Price $82.50
5	Walgreens Boots Alliance, Inc.	450
	Expiration March 2016, Exercise Price $95.00
30	Walgreens Boots Alliance, Inc.	4,110
	Expiration April 2016, Exercise Price $95.00

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Contracts***		Value

2	Wells Fargo & Co.	$ 1,030
	Expiration April 2016, Exercise Price $50.00
40	Wells Fargo & Co.	3,400
	Expiration April 2016, Exercise Price $57.50
12	Wells Fargo & Co.	396
	Expiration April 2016, Exercise Price $60.00
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $151,275)	130,101

ADR- American Depository Receipt
PLC- Public Limited Company
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
*** One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Subject to call options written
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,540,332 and differs from fair value by net unrealized appreciation (depreciation) of securities and options as follows:
	Unrealized appreciation	$ 321,442
	Unrealized depreciation	(371,674)
	Net unrealized depreciation	$ (50,232)

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,852,104	$ -	$ -	$ 6,852,104
Short Term Investments	768,097	-	-	768,097
Total	$ 7,620,201	$ -	$ -	$ 7,620,201

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (74,354)	$ (55,747)	$ -	$ (130,101)
Total	$ (74,354)	$ (55,747)	$ -	$ (130,101)
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2015, the amount of unrealized appreciation on option contracts subject to equity price risk amounted to $21,174.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/23/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/23/2016